Tax	6 Months Ended
Jun. 30, 2026
Income taxes paid (refund) [abstract]
Tax	Note 8: Tax
In accordance with IAS 34, the Group’s income tax expense for the half-year to 30 June 2026 is based on the best estimate of the weighted-average annual income tax rate expected for the full financial year. The tax effects of one-off items are not included in the weighted-average annual income tax rate, but are recognised in the relevant period.
An explanation of the relationship between tax expense and accounting profit is set out below:

	Half-year to 30 Jun 2026 £m	Half-year to 30 Jun 2025 £m

Profit before tax	3,556	2,758
UK corporation tax thereon at 25.0% (2025: 25.0%)	(889)	(689)
Impact of surcharge on banking profits	(90)	(81)
Non-deductible costs: conduct charges	–	1
Other non-deductible costs[1]	(30)	(49)
Non-taxable income[1]	36	12
Tax relief on coupons on other equity instruments	54	54
Non-taxable (non-deductible) foreign exchange gains (losses)[1]	16	(71)
Tax-exempt gains on disposals	–	2
Differences in overseas tax rates	(5)	5
Adjustments in respect of prior years	3	(2)
Tax expense	(905)	(818)
[1]Non-taxable (non-deductible) foreign exchange gains (losses) on non-sterling denominated other equity instruments and on net investment hedging of subsidiaries, previously shown in aggregate within other non-deductible costs and non-taxable income, are now presented as an individual line item. Comparatives are represented on a consistent basis.